Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are granted to executives at the discretion of the HRC committee and generally in the first quarter of the applicable year. The HRC committee may approve grants to be effective at other times, including in connection with the hiring of an executive. The HRC committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2025, no stock options were granted to any named executive officer.

Award Timing Method	In 2025, no stock options were granted to any named executive officer.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The HRC committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2025, no stock options were granted to any named executive officer.
MNPI Disclosure Timed for Compensation Value	false